Inventories, Net (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventories [Abstract]
Raw materials	$ 3,719	$ 4,107
Work in process	291	908
Finished goods	8	1,041
Inventories, gross	4,018	6,056
Less: provision	(1,343)	(1,513)
Inventories, net	$ 2,675	$ 4,543